Borrowings and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term Debt [Table Text Block]

(dollars in millions)	2018	2017
Short-term borrowings:
Commercial paper	$1,257	$300
Other borrowings	212	92
Total short-term borrowings	$1,469	$392

Schedule of Weighted average interest rates [Table Text Block]
The weighted-average interest expense rates applicable to short-term borrowings and total debt were as follows:

	2018	2017
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.5%	1.1%
Total debt	3.5%	3.5%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	1.2%	2.3%
Total debt	3.5%	3.5%

Long-term Debt [Table Text Block]

(dollars in millions)	2018	2017
6.800% notes due 2018	$—	$99
EURIBOR plus 0.80% floating rate notes due 2018 (€750 million principal value) [2]	—	890
1.778% junior subordinated notes due 2018	—	1,100
LIBOR plus 0.350% floating rate notes due 2019 [3]	350	350
1.500% notes due 2019 [1]	650	650
1.950% notes due 2019[4]	300	—
EURIBOR plus 0.15% floating rate notes due 2019 (€750 million principal value) [2]	858	890
5.250% notes due 2019[4]	300	—
8.875% notes due 2019	271	271
4.875% notes due 2020 [1]	171	171
4.500% notes due 2020 [1]	1,250	1,250
1.900% notes due 2020 [1]	1,000	1,000
EURIBOR plus 0.20% floating rate notes due 2020 (€750 million principal value)[2]	858	—
8.750% notes due 2021	250	250
3.100% notes due 2021[4]	250	—
3.350% notes due 2021[1]	1,000	—
LIBOR plus 0.650% floating rate notes due 2021[1,3]	750	—

1.950% notes due 2021 [1]	750	750
1.125% notes due 2021 (€950 million principal value) [1]	1,088	1,127
2.300% notes due 2022 [1]	500	500
2.800% notes due 2022[4]	1,100	—
3.100% notes due 2022 [1]	2,300	2,300
1.250% notes due 2023 (€750 million principal value) [1]	858	890
3.650% notes due 2023[1]	2,250	—
3.700% notes due 2023[4]	400	—
2.800% notes due 2024 [1]	800	800
3.200% notes due 2024[4]	950	—
1.150% notes due 2024 (€750 million principal value)[1]	858	—
3.950% notes due 2025[1]	1,500	—
1.875% notes due 2026 (€500 million principal value) [1]	573	593
2.650% notes due 2026 [1]	1,150	1,150
3.125% notes due 2027 [1]	1,100	1,100
3.500% notes due 2027[4]	1,300	—
7.100% notes due 2027	141	141
6.700% notes due 2028	400	400
4.125% notes due 2028[1]	3,000	—
7.500% notes due 2029 [1]	550	550
2.150% notes due 2030 (€500 million principal value)[1]	573	—
5.400% notes due 2035 [1]	600	600
6.050% notes due 2036 [1]	600	600
6.800% notes due 2036 [1]	134	134
7.000% notes due 2038	159	159
6.125% notes due 2038 [1]	1,000	1,000
4.450% notes due 2038[1]	750	—
5.700% notes due 2040 [1]	1,000	1,000
4.500% notes due 2042 [1]	3,500	3,500
4.800% notes due 2043[4]	400	—
4.150% notes due 2045 [1]	850	850
3.750% notes due 2046 [1]	1,100	1,100
4.050% notes due 2047 [1]	600	600
4.350% notes due 2047[4]	1,000	—
4.625% notes due 2048[1]	1,750	—
Project financing obligations	287	158
Other (including capitalized leases)	287	195
Total principal long-term debt	44,416	27,118
Other (fair market value adjustments, discounts and debt issuance costs)	(348)	(25)
Total long-term debt	44,068	27,093
Less: current portion	2,876	2,104
Long-term debt, net of current portion	$41,192	$24,989

1	We may redeem these notes at our option pursuant to their terms.

2
The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.

3	The three-month LIBOR rate as of December 31, 2018 was approximately 2.808%.

4	Rockwell Collins debt which remained outstanding following the Merger.

Schedule of Debt Issuances and Repayments [Table Text Block]
We had the following issuances of debt in 2018 and 2017.
(dollars in millions)

Issuance Date	Description of Notes	Aggregate Principal Balance
August 16, 2018:	3.350% notes due 2021[1]	$1,000
	3.650% notes due 2023[1]	2,250
	3.950% notes due 2025[1]	1,500
	4.125% notes due 2028[1]	3,000
	4.450% notes due 2038[1]	750
	4.625% notes due 2048[2]	1,750
	LIBOR plus 0.65% floating rate notes due 2021[1]	750

May 18, 2018:	1.150% notes due 2024[3]	€750
	2.150% notes due 2030[3]	500
	EURIBOR plus 0.20% floating rate notes due 2020[3]	750

November 13, 2017:	EURIBOR plus 0.15% floating rate notes due 2019[2]	€750

May 4, 2017:	1.900% notes due 2020[4]	$1,000
	2.300% notes due 2022[4]	500
	2.800% notes due 2024[4]	800
	3.125% notes due 2027[4]	1,100
	4.050% notes due 2047[4]	600

1
The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.

2	The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.

3	The net proceeds received from these debt issuances were used for general corporate purposes.

4
The net proceeds received from these debt issuances were used to fund the repayment at maturity of our 1.800% notes due 2017, representing $1.5 billion in aggregate principal and other general corporate purposes.

We made the following repayments of debt in 2018 and 2017:
(dollars in millions)

Repayment Date	Description of Notes	Aggregate Principal Balance
December 14, 2018	Variable-rate term loan due 2020 (1 month LIBOR plus 1.25%)[1]	$482

May 4, 2018	1.778% junior subordinated notes	$1,100

February 22, 2018	EURIBOR plus 0.80% floating rate notes	€750

February 1, 2018	6.80% notes	$99

June 1, 2017	1.800% notes	$1,500

1	This term loan was assumed in connection with the Rockwell Collins acquisition and subsequently repaid.

Schedule of Principal Payments on Long-term Debt [Table Text Block]

(dollars in millions)
2019	$2,876
2020	3,436
2021	4,151
2022	3,910
2023	3,523
Thereafter	26,520
Total	$44,416